Inventories (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Raw materials	¥ 21,463	$ 3,091	¥ 16,819
Work-in-progress	1,072	154	1,667
Finished goods	6,796	979	15,483
Consumables and spare parts	602	87	611
Allowance for obsolescence	(4,780)	(688)	(5,006)
Total inventories	¥ 25,153	$ 3,623	¥ 29,574